INTANGIBLE ASSETS AND GOODWILL	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS AND GOODWILL
GOODWILL AND OTHER INTANGIBLE ASSETS

4. INTANGIBLE ASSETS AND GOODWILL

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s intangible assets as of March 31, 2024 and December 31, 2023:

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	$3,741,511	$-	$(2,838,099)	$903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	10,541,275	(105,676)	(6,551,775)	3,883,824

Capitalized software	4,075,948	-	(2,950,580)	1,125,368
Customer relationships	5,166,903	-	(2,436,983)	2,729,920
Acquired technology	7,148,083	-	(356,055)	6,792,028
Total definite-lived intangible assets at March 31, 2024	$16,390,934	-	$(5,743,618)	$10,647,316

In January 2024, the Company purchased Acquired Technology in the amount of $7,148,083. In September 2023, the Company purchased customer relationships in the amount of $1,559,145. The Company also added $334,437 in capitalized software for the three months ended March 31, 2024. Amortization expense of intangible assets was $719,028 and $283,176 for the three months ended March 31, 2024 and 2023, respectively. The Company’s amortization is based on no residual value using the straight-line amortization method as it best represents the benefit of the intangible assets.

The following table sets forth the changes in the carrying amount of goodwill for the three months ended March 31, 2024 and year ended December 2023:

Total
Balance at December 31, 2023	$1,484,966
2024 acquisitions	-
Balance at March 31, 2024	$1,484,966

6. GOODWILL AND OTHER INTANGIBLE ASSETS, NET

The following table sets forth the changes in the carrying amount of goodwill for the year ended December 31, 2023 and 2022:

Total
Balance at December 31, 2021	$1,484,966
2022 activity	-
Balance at December 31, 2022	1,484,966
2023 activity	-
Balance at December 31, 2023	$1,484,966

The following table sets forth the gross carrying amounts and accumulated amortization of the Company’s intangible assets as of December 31, 2023 and 2022:

	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets at January 1, 2021
Capitalized software	$3,014,490	-	$(2,483,429)	$531,061
Customer relationships	3,713,434	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	$8,255,110	$-	$(5,294,241)	$2,960,869
Capitalized software	3,741,511	-	(2,838,099)	903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	$10,541,275	$(105,676)	$(6,551,775)	$3,883,824

Amortization expense of intangible assets was $1,257,534 and $1,269,564, respectively, for the years ended December 31, 2023 and 2022. The Company’s amortization is based on no residual value using the straight-line amortization method as it best represents the benefit of the intangible assets.

The following table sets forth the weighted-average amortization period, in total and by major intangible asset class:

Asset Class	Weighted-Average Amortization period
Capitalized software	3.2 years
Customer relationships	4.7 years

As of December 31, 2023, assuming no additional amortizable intangible assets, the expected amortization expense for the unamortized acquired intangible assets for the next five years and thereafter was as follows:

Estimated
2024	$1,357,783
2025	$1,357,783
2026	$1,087,976
2027	$80,282